Schedule of Assets (Held at End of Year)	12 Months Ended
Feb. 28, 2026
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

ROCKY MOUNTAIN CHOCOLATE FACTORY, INC. 401(k) PLAN

SUPPLEMENTAL SCHEDULE

SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

February 28, 2026

EIN: 84-0910696

Plan No. 001

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(e) Current value

*	Principal Stable Value Fund	Common/collective trust	$ 778,037
*	Principal/Multi Manager Sm Cap Fund	Common/collective trust	301,640
	Fidelity Small Cap Index Fund	Mutual Fund	26,932
	Fidelity 500 Index Fund	Mutual Fund	703,592
	Fidelity Mid Cap Index Fund	Mutual Fund	211,926
	American Funds Mutual R6 Fund	Mutual Fund	669,900
	Vanguard Target Retirement Income Fund	Mutual Fund	72,765
	Vanguard Target Retirement 2020 Fund	Mutual Fund	316,681
	Vanguard Target Retirement 2025 Fund	Mutual Fund	4,805
	Vanguard Target Retirement 2030 Fund	Mutual Fund	305,853
	Vanguard Target Retirement 2035 Fund	Mutual Fund	4,727
	Vanguard Target Retirement 2040 Fund	Mutual Fund	102,935
	Vanguard Target Retirement 2045 Fund	Mutual Fund	9,083
	Vanguard Target Retirement 2050 Fund	Mutual Fund	267,910
	Vanguard Target Retirement 2055 Fund	Mutual Fund	10,188
	Vanguard Target Retirement 2060 Fund	Mutual Fund	162,305
	Vanguard Target Retirement 2065 Fund	Mutual Fund	211
	Vanguard Target Retirement 2070 Fund	Mutual Fund	15,821
	American Funds Europacific Growth Fund	Mutual Fund	241,954
	T. Rowe Price Mid Cap Value Fund	Mutual Fund	478,419
	Carillon Eagle Mid Cap Growth Fund	Mutual Fund	36,861
	JP Morgan Large Cap Growth Fund	Mutual Fund	2,871,328
	Dodge & Cox Income Fund	Mutual Fund	224,794
	Vanguard Total Intl Stock Index Admiral Fund	Mutual Fund	210,958
	Pimco Income Fund	Mutual Fund	1,309,229
*	Rocky Mountain Chocolate Factory, Inc.	Common Stock	162,912
*	Participant Loans	Notes receivable from participants – interest at rates ranging from 5.50% to 10.50%, maturing from April 2026 to September 2029, collateralized by participant account balances	17,104

	Total		$9,518,870

*Indicates a party-in-interest.